SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Operating Segment Information
The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2019
	Products	Projects	Eliminations	Total

Revenues	$36,633	$52,426	$(2,228)	$86,831

Depreciation and amortization	$1,260	$840	$-	$2,100

Operating income (loss), before financial expenses and taxes on income	$3,880	$3,536	$(1,377)	$6,039
Financial expenses, net				(1,667)
Taxes on income				(1,553)

Net income				$2,819

	Year ended December 31, 2018
	Products	Projects	Eliminations	Total

Revenues	$35,169	$61,119	$(3,686)	$92,602

Depreciation, amortization and impairment of goodwill	$2,273	$951	$-	$3,224

Operating income (loss), before financial expenses and taxes on income	$1,425	$4,356	$(2,026)	$3,755
Financial income, net				1,361
Taxes on income				(2,072)

Net income				$3,044

	Year ended December 31, 2017
	Products	Projects	Eliminations	Total

Revenues	$28,471	$38,247	$(2,426)	$64,292

Depreciation, amortization	$1,369	$507	$-	$1,876

Operating income (loss), before financial expenses and taxes on income	$(2,483)	$2,576	$(1,337)	$(1,244)
Financial expenses, net				(3,961)
Taxes on income				(1,695)

Loss				$(6,900)

	Year ended December 31, 2019
	Products	Projects	Total

Total long-lived assets	$16,925	$4,607	$21,532

	Year ended December 31, 2018
	Products	Projects	Total

Total long-lived assets	$16,845	$4,267	$21,112

Schedule of Major Customer Data
	Year ended December 31,
	2019	2018	2017

Customer A	5.4%	25.3%	14.6%
Customer B	17.2%	10.9%	10.2%

Schedule of Revenues and Long-Lived Assets Within Geographic Areas
The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.        Revenues:

	Year ended December 31,
	2019	2018	2017

Israel	$18,975	$13,577	$9,599
Europe	18,896	14,021	11,232
North America	19,713	24,324	15,547
South and Latin America	8,077	25,471	13,152
Africa	11,144	7,126	9,370
Others	10,026	8,083	5,392

	$86,831	$92,602	$64,292

2.        Long-lived assets:

	December 31,
	2019	2018

Israel	$3,641	$3,720
Europe	914	970
USA	2,177	2,377
Canada	13,999	13,337
Others	801	708

	$21,532	$21,112